CUSTOMER FRAUD LOSS (Details) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
CUSTOMER FRAUD LOSS
Charge-off of unsecured amount	$ (5,993,644)	$ (15,685,376)	$ (23,652,245)
Commercial Loan [Member]
CUSTOMER FRAUD LOSS
Charge-off of unsecured amount	(1,898,975)	(8,179,343)	(6,677,515)
Commercial Loan [Member] | Customer [Member]
CUSTOMER FRAUD LOSS
Number of customers by which an elaborate fraud perpetrated against bank is uncovered	1
Aggregate outstanding loan amount	7,000,000
Collateral held by Bank	631,000
Charge-off of unsecured amount	6,400,000
Commercial Loan [Member] | Customer [Member] | Maximum [Member]
CUSTOMER FRAUD LOSS
Insurance claim under fidelity bond to be filed	$ 5,000,000